Investment securities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities
Amortized cost	SFr 3,015	SFr 2,702
Gross unrealized gains, Securities	75	90
Gross unrealized losses, Securities	0	1
Fair value	3,090	2,791
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,949	2,619
Gross unrealized gains, Debt securities	55	65
Gross unrealized losses, Debt securities	0	1
Fair value, Debt securities	3,004	2,683
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	273	286
Gross unrealized gains, Debt securities	21	18
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	294	304
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,382	2,020
Gross unrealized gains, Debt securities	34	47
Gross unrealized losses, Debt securities	0	1
Fair value, Debt securities	1,416	2,066
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	285	313
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	285	313
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	750	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	750	0
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	259	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	259	0
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	66	83
Gross unrealized gains, Equity securities	20	25
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	86	108
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	65	73
Gross unrealized gains, Equity securities	20	25
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	85	98
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	1	10
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	1	10
Bank
Available-for-sale securities
Amortized cost	2,648	2,311
Gross unrealized gains, Securities	50	68
Gross unrealized losses, Securities	0	0
Fair value	2,698	2,379
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,582	2,228
Gross unrealized gains, Debt securities	30	43
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,612	2,271
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,292	1,919
Gross unrealized gains, Debt securities	30	43
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,322	1,962
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	281	309
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	281	309
Bank | Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	750	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	750	0
Bank | Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	259	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	259	0
Bank | Equity securities
Available-for-sale securities
Amortized cost, Equity securities	66	83
Gross unrealized gains, Equity securities	20	25
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	86	108
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	65	72
Gross unrealized gains, Equity securities	20	25
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	85	97
Bank | Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	1	11
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	SFr 1	SFr 11